SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Cash flow statement [Abstract]
Depreciation and amortization (note 20)	$ 158,076	$ 162,150
Restructuring charges related to property, plant and equipment (note 17)	12,394	930
Loss on disposal of property, plant and equipment and intangible assets	1,124	368
Share-based compensation	19,513	15,867
Deferred income taxes (note 18)	8,872	4,895
Unrealized net (gain) loss on foreign exchange and financial derivatives	882	(863)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	0	(10,070)
Other non-current assets	(1,445)	(523)
Other non-current liabilities	2,839	2,445
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ 202,255	$ 175,199